Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Assets Disclosure [Abstract]
Schedule of Other Current Assets

4. OTHER CURRENT ASSETS

The items comprising the Company’s other current assets are summarized below:

	December 31, 2015	December 31, 2014
	$	$
Deposits to hotels	22,564	23,021
Deposits for lab equipment	25,949	—
Other deposits and receivables	30,693	5,800
Total other current assets	79,206	28,821